Changes in Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Notes and Other Explanatory Information [Abstract]
Schedule of amount of adjustment for each financial statement line item affected by the application of IFRS 16 for the current year

Impact on profit or loss	December 31, 2019

Increase in depreciation of right-of-use asset	Ps.	13,098
Increase in finance costs		3,765

Decrease in profit for the year	Ps.	(16,863)

Impact on assets and liabilities	January 1, 2019

Right-of-use assets	Ps.	36,909
Lease liabilities		36,909